Financial Instruments And Risk Management - Summary of Detailed Information About Significant Undiscounted Commitments (Detail) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	$ 188,416
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	28,462
1 to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	1,476
4 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	158,478
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Trade And Other Payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	26,986
Trade And Other Payables | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	26,986
Trade And Other Payables | 1 to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Trade And Other Payables | 4 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Trade And Other Payables | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Convertible debentures [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	158,478
Convertible debentures [member] | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Convertible debentures [member] | 1 to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Convertible debentures [member] | 4 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	158,478
Convertible debentures [member] | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Lease Liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	2,952
Lease Liabilities | Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	1,476
Lease Liabilities | 1 to 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	1,476
Lease Liabilities | 4 to 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	0
Lease Liabilities | Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities, undiscounted cash flows	$ 0